Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Line items]
Total cash and cash equivalents			€ 5,855	€ 16,805
Consolidated entity
Cash and cash equivalents [Line items]
Short term deposit	€ 38	€ 34
Current accounts	135,471	92,266
Total cash and cash equivalents	€ 135,509	€ 92,300	€ 5,855